UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL ALLOCATION FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Allocation Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1 – Schedule of Investments.

Clough Global Allocation Fund

STATEMENT OF INVESTMENTS

December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 106.74%
Basic Materials 1.18%
Anglo American PLC - Unsponsored ADR	6,794	$177,391
Cliffs Natural Resources, Inc.	5,700	444,657
Fosun International, Ltd.	112,463	82,617
Gerdau S.A. - Sponsored ADR(a)	24,229	338,964
JSR Corp.	4,800	89,568
Lonmin PLC(b)	32,442	994,402
Monsanto Co.	1,155	80,434

		2,208,033

Communications 10.13%
China Telecom Corp., Ltd. - Class H	688,000	360,251
Chunghwa Telecom Co., Ltd. - ADR	43,544	1,100,357
Cisco Systems, Inc.(b)	106,500	2,154,495
Google, Inc. - Class A(a)(b)	7,658	4,548,622
Liberty Media Corp. - Capital - Series A(b)	6,070	379,739
Liberty Media Corp. - Class A(b)	32,600	514,102
Liberty Media Corp. - Starz - Series A(b)	1,407	93,538
Maxis Bhd	771,900	1,326,762
NII Holdings, Inc.(b)	22,918	1,023,518
QUALCOMM, Inc.	16,800	831,432
Valassis Communications, Inc.(a)(b)	7,000	226,450
Verizon Communications, Inc.(a)	155,085	5,548,941
The Walt Disney Co.(a)	22,200	832,722

		18,940,929

Consumer Cyclical 9.91%
American Axle & Manufacturing Holdings, Inc.(a)(b)	60,700	780,602
Anta Sports Products, Ltd.	180,600	286,718
Bosideng International Holdings, Ltd.	1,140,000	454,663
Cooper Tire & Rubber Co.(a)	87,510	2,063,486
Fiat S.p.A.	27,400	564,967
Ford Motor Co.(a)(b)	86,533	1,452,889
Gafisa S.A. - ADR(a)	40,308	585,675
Gol Linhas Aereas Inteligentes S.A. - ADR(a)	117,074	1,800,598
The Goodyear Tire & Rubber Co.(a)(b)	240,915	2,854,843
LG Electronics, Inc.	5,393	560,731
Little Sheep Group, Ltd.(c)	59,000	37,270
Localiza Rent A Car S.A.	54,500	883,163

Regal Hotels International Holdings, Ltd.	238,390	94,156
Skyworth Digital Holdings, Ltd.	63,000	37,365
Starwood Hotels & Resorts Worldwide, Inc.(a)	18,974	1,153,240
Tenneco, Inc.(b)	63,658	2,620,163
TRW Automotive Holdings Corp.(a)(b)	25,346	1,335,734
United Continental Holdings, Inc.(a)(b)	40,370	961,613

		18,527,876

Consumer Non-cyclical 3.79%
Abbott Laboratories	14,100	675,531
Gilead Sciences, Inc.(a)(b)	9,500	344,280
Hypermarcas S.A.(b)	18,600	252,445
Japan Tobacco, Inc.	230	851,275
Julio Simoes Logistica S.A.(b)	153,600	1,031,711
Kraft Foods, Inc. - Class A(a)	31,100	979,961
Man Wah Holdings, Ltd.	869,800	1,412,216
Mills Estruturas e Servicos de Engenharia S.A.	37,330	463,252
Raia S.A.(b)	18,700	286,583
Santos Brasil Participacoes S.A.	57,000	789,759

		7,087,013

Energy 22.34%
Coal 3.78%
Alpha Natural Resources, Inc.(a)(b)	13,043	782,971
Arch Coal, Inc.	31,600	1,107,896
Consol Energy, Inc.	30,337	1,478,625
Massey Energy Co.(a)	42,573	2,284,042
Peabody Energy Corp.	22,204	1,420,612

		7,074,146

Oil & Gas Producers 10.54%
Anadarko Petroleum Corp.(a)	31,207	2,376,725
BP PLC - Sponsored ADR	40,604	1,793,479
Canadian Natural Resources, Ltd.(a)	26,300	1,168,246
Devon Energy Corp.	13,600	1,067,736
Hess Corp.(a)	38,500	2,946,790
Golar LNG, Ltd.	30,454	457,115
Inpex Corp.	96	562,237
InterOil Corp.(a)(b)	34,350	2,475,604
Newfield Exploration Co.(a)(b)	10,200	735,522
Occidental Petroleum Corp.(a)	17,226	1,689,871
OGX Petroleo e Gas Participacoes S.A.(b)	108,700	1,309,638
Rosetta Resources, Inc.(a)(b)	26,200	986,168
Suncor Energy, Inc.	37,082	1,419,870
Whiting Petroleum Corp.(b)	6,100	714,859

		19,703,860

Oil & Gas Services 8.02%
Calfrac Well Services, Ltd.	14,400	495,883
Cameron International Corp.(a)(b)	67,663	3,432,544

China Petroleum & Chemical Corp. - Class H	244,300	233,840
Core Laboratories NV	4,282	381,312
FMC Technologies, Inc.(a)(b)	7,600	675,716
National Oilwell Varco, Inc.(a)	54,593	3,671,379
Tenaris S.A. - ADR	11,332	555,041
Transocean, Ltd.(a)(b)	31,800	2,210,418
Trican Well Service, Ltd.(a)	23,400	473,978
Weatherford International, Ltd.(a)(b)	125,800	2,868,240

		14,998,351

TOTAL ENERGY		41,776,357

Financial 31.15%
Banks 2.44%
Banco do Brasil S.A.	15,971	302,294
Banco Santander Brasil S.A. - ADR	54,100	735,760
Bank of China, Ltd. - Class H	534,300	281,833
China Construction Bank Corp. - Class H	283,670	254,372
Chongqing Rural Commercial Bank - Class H(b)	412,000	277,218
Hana Financial Group, Inc.	3,700	141,167
Industrial & Commercial Bank of China - Class H	105,930	78,908
Lloyds Banking Group PLC(b)	378,200	387,398
M&T Bank Corp.	12,800	1,114,240
Mitsubishi UFJ Financial Group, Inc.	51,800	280,086
Mizuho Financial Group, Inc.	150,000	282,670
Standard Chartered PLC	5,388	146,817
Woori Finance Holdings Co., Ltd.(b)	20,250	276,566

		4,559,329

Diversified Financial Services 6.81%
Bank of America Corp.(a)	230,552	3,075,564
CIT Group, Inc.(b)	13,800	649,980
Citigroup, Inc.(a)(b)	454,399	2,149,307
First Niagara Financial Group, Inc.	40,800	570,384
MGIC Investment Corp.(a)(b)	211,297	2,153,117
New York Community Bancorp, Inc.(a)	30,896	582,390
ORIX Corp.	2,900	285,392
People’s United Financial, Inc.	40,697	570,165
The PMI Group, Inc.(a)(b)	151,770	500,841
Radian Group, Inc.(a)	202,018	1,630,285
Valley National Bancorp	39,600	566,280

		12,733,705

Insurance 2.70%
The Dai-ichi Life Insurance Co., Ltd.	512	831,787
Genworth Financial, Inc. - Class A(b)	54,357	714,251

Hartford Financial Services Group, Inc.(a)	48,867	1,294,487
Lincoln National Corp.(a)	25,657	713,521
Maiden Holdings, Ltd.(b)(c)	23,900	187,854
Ping An Insurance Group Co., of China, Ltd. - Class H	12,500	139,750
Samsung Life Insurance Co., Ltd.	1,540	139,087
Sony Financial Holdings, Inc.	153	619,048
T&D Holdings, Inc.	16,050	407,230

		5,047,015

Investment Companies 5.10%
Ares Capital Corp.(a)	142,024	2,340,556
BlackRock Kelso Capital Corp.	37,410	413,755
Golub Capital BDC, Inc.(a)	27,500	470,800
Indochina Capital Vietnam Holdings, Ltd.(b)	15,595	57,390
Knight Capital Group, Inc. - Class A(a)(b)	39,717	547,697
PennantPark Investment Corp.	177,530	2,172,967
SBI Holdings, Inc.	1,846	280,117
Solar Capital, Ltd.	130,898	3,243,652

		9,526,934

Real Estate 1.87%
Cheung Kong Holdings, Ltd.	94,400	1,456,175
Mingfa Group International Co., Ltd.(c)	579,100	185,513
New World Development, Ltd.	46,446	87,242
PDG Realty S.A. Empreendimentos e Participacoes	223,800	1,369,764
Wharf Holdings, Ltd.	52,000	400,062

		3,498,756

REITs 12.23%
American Capital Agency Corp.(a)	18,800	540,312
Annaly Capital Management, Inc.	278,500	4,990,720
Anworth Mortgage Asset Corp.(a)	152,614	1,068,298
Apollo Commercial Real Estate Finance, Inc.(a)	47,600	778,260
Ascendas Real Estate Investment Trust	838,000	1,351,665
CapitaCommercial Trust	1,201,000	1,403,748
Capstead Mortgage Corp.(a)	122,303	1,539,795
CFS Retail Property Trust	153,603	276,505
Chimera Investment Corp.(a)	240,591	988,829
Cypress Sharpridge Investments, Inc.	64,800	836,568
Dynex Capital, Inc.	61,500	671,580
Hatteras Financial Corp.(a)	131,208	3,971,666
Host Hotels & Resorts, Inc.(a)	52,962	946,431
Invesco Mortgage Capital, Inc.	70,782	1,545,879
MFA Financial, Inc.(a)	153,239	1,250,430

Regal Real Estate Investment Trust	37,439	10,741
Starwood Property Trust, Inc.	32,633	700,957

		22,872,384

TOTAL FINANCIAL		58,238,123

Industrial 13.26%
Ameresco, Inc. - Class A(a)(b)	55,371	795,128
Asahi Glass Co., Ltd.	48,000	561,054
BE Aerospace, Inc.(b)	53,395	1,977,217
Chicago Bridge & Iron Co.(a)(b)	50,547	1,662,996
China State Construction International Holdings, Ltd.	1,140,200	1,076,712
Crown Holdings, Inc.(a)(b)	39,229	1,309,464
Douglas Dynamics, Inc.(a)	19,400	293,910
Flowserve Corp.	1,642	195,759
Foster Wheeler AG(a)(b)	61,056	2,107,653
ITOCHU Corp.	48,900	495,083
JA Solar Holdings Co., Ltd. - ADR(a)(b)	37,000	256,040
Jardine Strategic Holdings, Ltd.	21,295	589,446
Jiangsu Expressway Co., Ltd. - Class H	1,330,493	1,523,439
KBR, Inc.	18,211	554,889
LG Corp.(b)	3,631	279,308
Marubeni Corp.	106,000	745,486
McDermott International, Inc.(b)	52,551	1,087,280
Mitsubishi Corp.	21,900	592,883
Mitsui & Co., Ltd.	29,500	487,246
Owens Corning(a)(b)	27,800	865,970
Owens-Illinois, Inc.(a)(b)	48,254	1,481,398
Rheinmetall AG	4,100	327,472
Sensata Technologies Holding NV(b)	16,900	508,859
SMC Corp.	1,100	188,459
Tata Motors, Ltd. - Sponsored ADR	18,200	533,988
TransDigm Group, Inc.(a)(b)	20,635	1,485,926
Trina Solar, Ltd. - Sponsored ADR(a)(b)	14,172	331,908
Yingli Green Energy Holding Co., Ltd. - ADR(a)(b)	39,550	390,754
Zhejiang Expressway Co., Ltd. - Class H	2,106,000	2,075,438

		24,781,165

Technology 10.24%
Apple, Inc.(a)(b)	5,473	1,765,371
Arrow Electronics, Inc.(a)(b)	45,400	1,554,950
Avnet, Inc.(b)	20,800	687,024
Canon, Inc.	16,600	860,771
Fidelity National Information Services, Inc.	30,300	829,917
Fiserv, Inc.(a)(b)	9,900	579,744
International Business Machines Corp.	37,500	5,503,500
Magal Security Systems, Ltd.(b)	72,925	226,068

Microsoft Corp.	194,214	5,422,455
Omron Corp.	6,300	166,908
Oracle Corp.	2,384	74,619
SAIC, Inc.(b)	27,300	432,978
Samsung Electro-Mechanics Co., Ltd.	2,446	267,252
Samsung Electronics Co., Ltd.	111	92,818
SanDisk Corp.(b)	486	24,232
Xerox Corp.	57,100	657,792

		19,146,399

Utilities 4.74%
Babcock & Wilcox Co.(b)	8,025	205,360
CMS Energy Corp.	19,200	357,120
DPL, Inc.	38,100	979,551
Edison International	8,300	320,380
Hongkong Electric Holdings, Ltd.	211,000	1,330,151
National Grid PLC - Sponsored ADR(a)	109,697	4,868,353
Northeast Utilities	7,684	244,966
Oneok, Inc.	9,900	549,153

		8,855,034

TOTAL COMMON STOCKS
(Cost $166,901,043)		199,560,929

EXCHANGE TRADED FUNDS 4.88%
iShares iBoxx $ High Yield Corporate Bond Fund(a)	31,101	2,808,109
iShares MSCI Japan Index Fund(a)	39,150	427,127
Market Vectors - Russia ETF	17,009	644,811
SPDR Gold Trust(a)(b)	37,800	5,243,616

		9,123,663

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,025,707)		9,123,663

WARRANTS 0.00%(d)
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(b)	4,198	4,455

TOTAL WARRANTS
(Cost $0)		4,455

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 12.07%

Alliant Techsystems, Inc.
04/01/2016, 6.750%	$500,000	520,625
American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (a)	610,000	627,538
Anheuser-Busch InBev Worldwide, Inc.
11/17/2015, 9.750%	1,150,000	706,627
ArvinMeritor, Inc.
03/15/2018, 10.625%	425,000	480,250
Ball Corp.
03/15/2018, 6.625%	650,000	664,625
BE Aerospace, Inc.
07/01/2018, 8.500%	525,000	576,187
Bombardier, Inc.
05/01/2034, 7.450% (c)	505,000	497,425
CITIC Resources Holdings, Ltd.
05/15/2014, 6.750% (e)	450,000	469,125
Constellation Brands, Inc.
09/01/2016, 7.250%	675,000	718,875
Crown Americas LLC / Crown Americas Capital Corp. II
05/17/2015, 7.625%	700,000	752,500
Eaton Vance Corp.
10/02/2017, 6.500%	525,000	595,963
Felcor Lodging LP
10/01/2014, 10.000%	450,000	506,250
Ford Motor Credit Co. LLC
10/01/2014, 8.700%	850,000	958,005
Forest Oil Corp.
06/15/2019, 7.250%	600,000	612,000
General Cable Corp.
04/01/2017, 7.125% (a)	700,000	724,500
Genworth Financial, Inc.
06/15/2020, 7.700%	525,000	556,547
Gol Finance
07/20/2020, 9.250% (c)	545,000	565,437
The Goodyear Tire & Rubber Co.
05/15/2016, 10.500%	650,000	744,250
Graphic Packaging International, Inc.
10/01/2018, 7.875%	305,000	321,012
Hanesbrands, Inc.
12/15/2016, 8.000%	490,000	527,975
Hidili Industry International Development, Ltd.
11/04/2015, 8.625% (c)	585,000	583,538
Iron Mountain, Inc.
01/01/2016, 6.625%	625,000	630,469
Itau Unibanco Holding S.A.
11/23/2015, 10.500% (c)	940,000	581,837
JPMorgan Chase & Co.
04/23/2019, 6.300% (a)	675,000	769,586
Lear Corp.
03/15/2018, 7.875%	600,000	645,000
Newfield Exploration Co.
05/15/2018, 7.125%	250,000	264,375
Petrohawk Energy Corp.
06/01/2015, 7.875%	675,000	706,219
Pioneer Natural Resources Co.
03/15/2017, 6.650%	525,000	560,231
Range Resources Corp.
05/15/2019, 8.000%	600,000	656,250

Rearden G Holdings EINS GmbH
03/30/2020, 7.875% (c)	440,000	466,400
Silgan Holdings, Inc.
08/15/2016, 7.250%	500,000	535,000
Spirit Aerosystems, Inc.
10/01/2017, 7.500%	550,000	574,750
Star Energy Geothermal Wayang Windu, Ltd.
02/12/2015, 11.500% (c)	450,000	514,125
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018, 6.750% (a)	675,000	742,500
TAM Capital 2, Inc.
01/29/2020, 9.500% (e)	520,000	566,800
Tenneco, Inc.
11/15/2015, 8.125%	49,000	52,185
08/15/2018, 7.750% (c)	300,000	319,500
Terex Corp.
11/15/2017, 8.000%	582,000	590,730
Torchmark Corp.
06/15/2016, 6.375%	275,000	295,958
Valassis Communications, Inc.
03/01/2015, 8.250%	375,000	394,219

TOTAL CORPORATE BONDS (Cost $20,715,997)		22,575,388

ASSET/MORTGAGE BACKED SECURITIES 0.51%
Freddie Mac REMICS
Series 2006-3155, Class SA,
11/15/2035, 36.538%(f)	203,096	226,713
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA,
03/20/2037, 2.203%(f)	136,524	150,630
Series 2007-37, Class SB,
03/20/2037, 21.203%(f)	32,136	33,051
Small Business Administration Participation Certificates
Series 2008-20L, Class 1,
12/01/2028, 6.220%	485,722	534,330

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $842,991)		944,724

FOREIGN GOVERNMENT BONDS 2.02%
Brazilian Government International Bonds
01/05/2016, 12.500%	5,150,000	3,608,103
01/10/2028, 10.250%	259,000	162,811

TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,515,222)		3,770,914

GOVERNMENT & AGENCY OBLIGATIONS 11.37%
U.S. Treasury Bond
08/15/2018, 4.000%	13,000,000	14,089,764
U.S. Treasury Bonds
04/30/2016, 2.625%	7,000,000	7,166,796

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $20,870,847)		21,256,560

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.20%
Halliburton Co., Expires January,
2011, Exercise Price $30.00	350	381,500

TOTAL CALL OPTIONS PURCHASED
(Cost $213,636)		381,500

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 8.90%

Dreyfus Treasury Prime Money
Market Fund (0.000% 7-day yield)(g)	16,645,961	16,645,961

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,645,961)		16,645,961

Total Investments - 146.69%*
(Cost $236,731,404)		274,264,094

Liabilities in Excess of Other Assets - (46.69%)		(87,300,561)

NET ASSETS - 100.00%		$186,963,533

SCHEDULE OF SECURITIES SOLD
SHORT (b)	Shares	Value
COMMON STOCKS
The Advisory Board Co.	(5,800)	$(276,254)
Aetna, Inc.	(5,400)	(164,754)
Apollo Group, Inc. - Class A	(2,000)	(78,980)
AvalonBay Communities, Inc.	(2,126)	(239,281)
Bed Bath & Beyond, Inc.	(4,400)	(216,260)
Berkshire Hathaway, Inc. - Class B	(11,800)	(945,298)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(360,509)
Diamond Offshore Drilling, Inc.	(12,099)	(809,060)
Hornbeck Offshore Services, Inc.	(3,976)	(83,019)
Kohl’s Corp.	(5,000)	(271,700)
Macy’s, Inc.	(4,360)	(110,308)
The McGraw-Hill Cos, Inc.	(7,600)	(276,716)
Moody’s Corp.	(15,700)	(416,678)
Nabors Industries, Ltd.	(18,840)	(441,986)
Noble Corp.	(11,746)	(420,155)
Patterson-UTI Energy, Inc.	(25,300)	(545,215)
Petroleo Brasileiro S.A. - ADR	(1,152)	(43,592)
PetSmart, Inc.	(5,000)	(199,100)
Pride International, Inc.	(17,858)	(589,314)
Tesoro Corp.	(32,600)	(604,404)
Valero Energy Corp.	(25,500)	(589,560)

		(7,682,143)

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	(1,247)	(59,382)
iShares Russell 2000 Index Fund	(71,200)	(5,569,976)
Vanguard REIT ETF	(105,410)	(5,836,552)

		(11,465,910)

TOTAL SECURITIES SOLD SHORT

(Proceeds $15,138,072)		$(19,148,053)

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company

Bhd - Berhad (equivalent to Public Limited Company in Malaysia)

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Società Per Azioni is an Italian shared company.

SPDR - Standard & Poor’s Depositary Receipt

*	All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2010. (See note 6)
(a)	Loaned security; a portion or all of the security is on loan at December 31, 2010.
(b)	Non-Income Producing Security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, these securities had a total value of $3,938,899 or 2.11% of net assets.

(d)	Amount represents less than 0.05% of net assets.
(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of December 31, 2010, the aggregate market value of those securities was $1,035,925, representing 0.55% of net assets.

(f)	Floating or variable rate security - rate disclosed as of December 31, 2010.
(g)	Less than 0.0005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of December 31, 2010
Gross appreciation (excess of value over tax cost)	$38,488,903
Gross depreciation (excess of tax cost over value)	(3,341,910)
Net unrealized appreciation	$35,146,993

Cost of investments for income tax purposes	$239,117,101

CLOUGH GLOBAL ALLOCATION FUND

DECEMBER 31, 2010

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. There were no outstanding foreign currency contracts for the Fund as of December 31, 2010.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2010, there were no fair valued securities in Clough Global Allocation Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	-	Unadjusted quoted prices in active markets for identical investments
Level 2	-	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,208,033	$–	$–	$2,208,033
Communications	18,940,929	–	–	18,940,929
Consumer Cyclical	18,527,876	–	–	18,527,876
Consumer Non-cyclical	7,087,013	–	–	7,087,013
Energy	41,319,242	–	–	41,319,242
Financial	58,180,733	–	57,390	58,238,123
Industrial	25,238,280	–	–	25,238,280
Technology	19,146,399	–	–	19,146,399
Utilities	8,855,034	–	–	8,855,034
Exchange Traded Funds	9,123,663	–	–	9,123,663
Warrants	4,455	–	–	4,455
Corporate Bonds	-	22,575,388	–	22,575,388
Asset/Mortgage Backed Securities	–	944,724	–	944,724
Foreign Government Bonds	–	3,770,914	–	3,770,914
Government & Agency Obligations	21,256,560	–	–	21,256,560
Call Options Purchased	381,500	–	–	381,500
Short-Term Investments	16,645,961	–	–	16,645,961
TOTAL	$246,915,678	$27,291,026	$57,390	$274,264,094

Other Financial Instruments*
Liabilities

Securities Sold Short	$(19,148,053)	$–	$–	$(19,148,053)
TOTAL	$(19,148,053)	$–	$–	$(19,148,053)

* For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2010	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Common Stocks	$–	$–	$–	$–	$57,390	$57,390
Total	$–	$–	$–	$–	$57,390	$57,390

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the nine-month period ended December 31, 2010 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2010	930	$ 452,200	1,070	$ 2,110,258
Positions opened	235	1,021,243	13,543	12,547,013
Exercised	-	-	-	-

Expired	(580)	(403,546)	(2,245)	(4,926,178)

Closed	(585)	$(1,069,897)	(12,368)	$(9,731,093)

Outstanding, December 31, 2010	–	$–	–	$–

Market Value, December 31, 2010		$–		$–

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 – Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 28, 2011